Accounts Payable and Accrued Expenses	12 Months Ended
Jun. 30, 2022
Accounts Payable and Accrued Expenses [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 12 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

The following is a summary of accounts payable and accrued expenses as of June 30, 2022 and 2021:

	2022	2021
Payable to suppliers	$3,486,600	$3,657,700
Salary and welfare payables	412,444	614,355
Accrued expenses and other current liabilities	699,032	85,498
Total	4,598,076	4,357,553